Right of use assets (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Disclosure of Detailed Information About Right Of Use Assets

	Land and buildings £m	Plant and equipment £m	Vehicles £m	Total £m

Net book value at 1 January 2021	699	18	113	830

Exchange adjustments	(9)	(1)	(5)	(15)

Additions	152	1	62	215

Depreciation	(149)	(5)	(59)	(213)

Disposals	(53)	(4)	(13)	(70)

Impairments	(7)	–	–	(7)

Net book value at 31 December 2021	633	9	98	740

Exchange adjustments	47	–	8	55

Additions through business combinations	53	–	–	53

Other additions	140	2	91	233

Depreciation	(131)	(3)	(58)	(192)

Transfer to assets held for sale/distribution	(115)	(1)	(11)	(127)

Disposals	(27)	(1)	(8)	(36)

Impairments	(39)	–	–	(39)

Net book value at 31 December 2022	561	6	120	687